Summary of Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
P P S P R [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	5.83%	4.75%
Mortality table	Petros Experience (Bidecrem 2013)	EX-PETROS 2013 (bidecremental)
[custom:DescriptionOfDisability]	American group	American group
[custom:MortalityTableDescription]	AT-49 male	AT-49 male
[custom:DescriptionOfRetirementAge]	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
P P S P R [Member] | Bottom of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate including inflation	8.11%	5.83%
P P S P R [Member] | Top of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate including inflation	10.64%	7.03%
P P S P N R [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	5.63%	4.54%
Mortality table	Petros Experiences (Bidecrem 2020)	EX-PETROS 2020 (bidecremental)
[custom:DescriptionOfDisability]	American group	American group
[custom:MortalityTableDescription]	AT-49 male	AT-49 male
[custom:DescriptionOfRetirementAge]	Male, 58 years / Female, 56 years	Male, 58 years / Female, 56 years
P P S P N R [Member] | Bottom of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate including inflation	8.07%	5.77%
P P S P N R [Member] | Top of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate including inflation	10.62%	6.97%
P P S P R P P S P R [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	10.55%	6.55%
Nominal discount rate (including inflation)	5.83%	4.75%
Mortality table	Petros Experiences (Bidecrem 2016)	EX-PETROS 2016 (bidecremental)
[custom:DescriptionOfDisability]	n/a	n/a
[custom:MortalityTableDescription]	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed
[custom:DescriptionOfRetirementAge]	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
P P S P N R Pre 70 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	10.54%	6.55%
Nominal discount rate (including inflation)	5.63%	4.54%
Mortality table	Petros Experiences (Bidecrem 2020)	EX-PETROS 2020 (bidecremental)
[custom:DescriptionOfDisability]	n/a	n/a
[custom:MortalityTableDescription]	Petros Experience 2014	Petros Experience 2014
[custom:DescriptionOfRetirementAge]	Male, 58 years / Female, 56 years	Male, 58 years / Female, 56 years
Pension Plans P P 2 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	10.73%	7.44%
Nominal discount rate (including inflation)	7.20%	6.20%
Mortality table	AT-2012 IAM basic fem 10% smoothed	AT-2012 IAM basic fem 10% smoothed
[custom:DescriptionOfDisability]	Álvaro Vindas 50% smoothed	Álvaro Vindas 40% smoothed
[custom:MortalityTableDescription]	IAPB-57 strong, 10% smoothed	IAPB 1957 strong, 20% smoothed
[custom:DescriptionOfRetirementAge]	1st eligibility	1st eligibility
AMS medical plan [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Nominal discount rate (including inflation)	8.92%	7.20%
Nominal discount rate (including inflation)	10.68%
Mortality table	Employees: according to pension plan	EX-PETROS 2013 (bidecremental)
[custom:DescriptionOfDisability]	Assets: Alvaro Vindas 50% smoothed	Álvaro Vindas 40% smoothed
[custom:MortalityTableDescription]	AT-49 male	AT-49 male
[custom:DescriptionOfRetirementAge]	Male, 56 years / Female, 55 years	Male, 56 years / Female, 55 years
AMS medical plan [member] | Bottom of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Expected changes in medical and hospital costs	5.24%	6.17%
AMS medical plan [member] | Top of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Expected changes in medical and hospital costs	3.25%	3.90%